EQUITY (Details 1) € / shares in Units, $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 USD ($) $ / shares shares
U S D [Member]
IfrsStatementLineItems [Line Items]
Class A common shares Per shares | $ / shares		$ 9.42
Class A common shares, fair value | $		$ 79,194
Warrants | $ / shares		$ 1.66
Warrants , Fair value | $		$ 10,682
Assuming Real Redemption fair value | $		$ 89,876
E U R [Member]
IfrsStatementLineItems [Line Items]
Class A common shares Per shares | € / shares	€ 8.29
Class A common shares | shares	8,407,025	8,407,025
Class A common shares, fair value	€ 69,695
Warrants | € / shares	€ 1.46
Warrants shares | shares	6,435,000	6,435,000
Warrants , Fair value	€ 9,450
Assuming Real Redemption shares | shares	14,842,025	14,842,025
Assuming Real Redemption fair value	€ 79,145
Fair Value	43,300
Excess of fair value	€ 35,845